Other Intangibles, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization of intangibles	$ 23,042	$ 17,967	$ 8,746
Customer Relationships And Tradename And Other Intangible Assets [Member]
Amortization of intangibles	33,700	$ 21,300	$ 0
Contractual Vendor Intangible Assets [Member]
Ultiization of intangible assets	8,800
AeroTurbine, Inc. [Member]
Tradename and other intangible assets impairment	$ 24,837